Leases (Policies)	12 Months Ended
Dec. 31, 2021
Leases
Leases

Accounting policy

Getnet leases several floors of office buildings for its administrative departments. Leases are recognized as a right-of-use asset and a corresponding lease liability on the date the leased asset becomes available for use by Getnet.

Each lease payment is allocated between principal and finance costs. Finance costs are recognized in the Consolidated Statement of Income over the lease term. The right-of-use asset is depreciated over the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured at present value.

Lease liabilities include the net present value of the following lease payments:

  Fixed lease payments (including in-substance fixed payments), less any lease incentives receivable.
  Variable lease payments that depend on an index or rate.
  Amounts expected to be payable by the Getnet, under the residual value guarantees.
  The exercise price of purchase options, if Getnet is reasonably certain to exercise the options.
  Payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease.

Lease payments are discounted using Getnet’s incremental borrowing rate, which is the rate Getnet would have to pay on a loan to obtain the funds necessary to acquire an asset of similar value, in a similar economic environment, under equivalent terms and conditions.

Right-of-use assets are measured at cost, according to the following items:

  The initial measurement amount of the lease liability.
  Any lease payments made on or before the commencement date, less any lease incentives received.
  Any initial direct costs.
  Restoration costs.

Getnet’s property leases include extension options. These terms are used to maximize operational flexibility in terms of contract management.

Payments associated with short-term property leases are recognized on the straight-line basis as an expense in profit or loss. Short-term leases are leases with term of 12 months or less.